SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 11,876,023	$ 246,552
Tax and surcharges	(3,602)	(628)
Net Revenues	11,872,421	245,924
Retained earnings	(52,297,338)		$ (53,107,676)
Commission service
Disaggregation of Revenue [Line Items]
Revenue	17,710	59,664
Cash incentives	(16,152)	(52,451)
Recommendation service
Disaggregation of Revenue [Line Items]
Revenue			$ 0	$ 0	$ 3,754,738
Revenue from medical devices
Disaggregation of Revenue [Line Items]
Revenue	11,858,313
Interest income
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 186,888